EQ ADVISORS TRUSTSM

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

SUPPLEMENT DATED JANUARY 15, 2013 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2012

This Supplement updates information contained in the Summary Prospectus dated May 1, 2012 of the EQ/Boston Advisors Equity Income Portfolio of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a portfolio manager change for the EQ/Boston Advisors Equity Income Portfolio (“Portfolio”).

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2012, as supplemented May 4, 2012, May 7, 2012, May 31, 2012, July 5, 2012, July 19, 2012, July 20, 2012, July 31, 2012, August 2, 2012, August 7, 2012, August 15, 2012, August 16, 2012, September 5, 2012, September 14, 2012, September 21, 2012, September 24, 2012, September 28, 2012, November 13, 2012, January 2, 2013 and January 15, 2012; and Statement of Additional Information (“SAI”), dated May 1, 2012, as supplemented May 4, 2012, May 15, 2012, July 19, 2012, August 7, 2012, September 24, 2012, September 28, 2012, November 13, 2012, January 2, 2013 and January 15, 2013, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

Lisa Sebasta, CFA®. no longer serves as a portfolio manager to the Portfolio. Reference to Lisa Sebasta, CFA® in the “Who Manages the Portfolio – Adviser: Boston Advisors, LLC – Portfolio Managers” section of the Summary Prospectus hereby is deleted in its entirety.